TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Beginning balance	$ 10,117	$ 5,360
Additions (deductions) for prior year tax positions	36	(404)
Additions for current year tax positions	2,153	5,161
Ending balance	$ 12,306	$ 10,117